BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of borrowings

In millions	June 30, 2025	December 31, 2024
Non-current borrowings	$791.5	$790.8
Other borrowings	143.2	136.5
Total	$934.7	$927.3